Supplement to the
Strategic Advisers® International II Fund
April 29, 2017
Summary Prospectus

As of April 28, 2018, Strategic Advisers® International II Fund will be renamed Strategic Advisers® Fidelity® International Fund.

SIL-SUM-18-01 1.9879796.101	March 28, 2018